Interests in subsidiaries (Narrative) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Notes Interests In Subsidiaries [Line Items]
Description of terms of contractual arrangements that could require parent or subsidiaries to provide financial support to consolidated structured entity	In 2019 and 2018, the Group did not enter into any contractual obligation that could require the Group to provide financial support to consolidated SEs.	In 2019 and 2018, the Group did not enter into any contractual obligation that could require the Group to provide financial support to consolidated SEs.
Support provided to consolidated structured entity without having contractual obligation to do so	$ 0	$ 0
Description of intentions to provide support to consolidated structured entity	In 2019 and 2018, the Group did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor has the Group an intention to do so in the future.	In 2019 and 2018, the Group did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor has the Group an intention to do so in the future.
UBS AG
Notes Interests In Subsidiaries [Line Items]
Support provided to consolidated structured entity without having contractual obligation to do so	$ 0	$ 0
Description of intentions to provide support to consolidated structured entity	The maximum exposure to loss disclosed in the table on the previous page does not reflect UBS AG’s risk management activities, including effects from financial instruments that may be used to economically hedge the risks inherent in the unconsolidated SE or the risk-reducing effects of collateral or other credit enhancements.	The maximum exposure to loss disclosed in the table on the previous page does not reflect UBS AG’s risk management activities, including effects from financial instruments that may be used to economically hedge the risks inherent in the unconsolidated SE or the risk-reducing effects of collateral or other credit enhancements.